INTANGIBLE ASSETS	5 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 9. INTANGIBLE ASSETS

The Company’s intangible assets are as follows:

	June 30, 2023	December 31, 2022

Patents and licenses	$2,220,363	$2,147,728
Other	5,017	5,017
	2,225,380	2,152,745
Less: accumulated amortization	(1,021,343)	(942,538)
Intangible assets, net	$1,204,037	$1,210,207

Patents and licenses costs are accounted for as intangible assets and amortized over the life of the patent or license agreement and charged to research and development.

Amortization expense related to purchased intangible assets was $39,940 and $33,396 for the three months ended June 30, 2023, and 2022, respectively. Amortization expense related to purchased intangible assets was $78,805 and $66,583 for the six months ended June 30, 2023, and 2022, respectively.

Patents and trademarks are reviewed at least annually for impairment. No impairment was recorded through June 30, 2023, and December 31, 2022, respectively.

Future amortization of intangible assets is as follows:

2023	$81,096
2024	162,191
2025	162,191
2026	162,191
2027 and beyond	636,368
Total	$1,204,037